Allowance for Credit Losses - Changes in CECL Allowance for Reinsurance Recoverables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reinsurance Recoverable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 0.3	$ 0.4
Current period change for credit losses	0.2	(0.1)
Ending balance	$ 0.5	$ 0.3